Note 14 - Income Taxes (Details) ¥ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2008	Dec. 31, 2008	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)
Note 14 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent	25.00%
Operating Loss Carryforwards, Expiration Period			5 years
Operating Loss Carryforwards			¥ 3,900			$ 600,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration, Current (in Yuan Renminbi)			600
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration, Year Two (in Yuan Renminbi)			300
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration, Year Three (in Yuan Renminbi)			60
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration, Year Four (in Yuan Renminbi)			200
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration, Year Five (in Yuan Renminbi)			¥ 2,700
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued (in Dollars) | $				$ 0	$ 0
Preferential Tax Rate [Member]
Note 14 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent	15.00%
eFuture Beijing [Member] | Preferential Tax Rate [Member]
Note 14 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent		15.00%
Weidian [Member]
Note 14 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent			25.00%	25.00%	25.00%
eFuture Hainan [Member]
Note 14 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent			25.00%	25.00%	25.00%